FAIR VALUE MEASUREMENT (Net Derivative Asset Liability Measured On Recurring Basis Unobservable Input Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 54,550		¥ 52,240	¥ 0
Recognized during the year	(54,550)		2,310	52,240
Ending Balance	¥ 0	$ 0	¥ 54,550	¥ 52,240